Company information - (Details) € / shares in Units, $ in Millions								1 Months Ended	6 Months Ended	12 Months Ended
	May 16, 2024 item	Mar. 18, 2024 EUR (€) g	Feb. 01, 2024 item	Jan. 18, 2024 EUR (€)	Jan. 04, 2024 EUR (€) shares	Oct. 11, 2023 ¥ / shares	Oct. 11, 2023 € / shares	Jan. 31, 2023 item	Jun. 30, 2024 EUR (€)	Dec. 31, 2022	Jan. 18, 2024 USD ($)	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Sep. 26, 2023	May 16, 2022 EUR (€)
Collaborative Arrangements
Loan obtained									€ 24,911,000
Total amount of loan | $											$ 25
Finance contract with EIB
Collaborative Arrangements
Loan obtained				€ 25,000,000
Total amount of loan															€ 50,000,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Loan obtained									€ 25,000,000.0
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Loan obtained					€ 25,000,000.0
Number of shares underlying in EIB | shares					3,144,654
Indication of continuation of recruitment for Phase III trial NATiV3 of lanifibranor in non-cirrhotic NASH
Collaborative Arrangements
Maximum duration of Phase III trial								7 years		840 days
Number of Biopsies Under the Phase III trial | item			2					3
Number of weeks under the active treatment extension study								336 days
Licensing agreement with Hepalys
Collaborative Arrangements
Upfront payment receivable												€ 9,500,000	$ 10
Maximum milestone payments receivable | $													$ 231
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Collaborative Arrangements
Percent of acquisition														30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)						¥ 300	€ 1.90
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy		30.00%
Daily dose of lanifibranor in trial | g		0.800
Percentage reduction in results on treatments		1.14%
Reduction in hepatic steatosis (in percent)		(47.00%)
Percentage of patients treated in trial		83.00%
Significant relative reduction in VAT/SAT ratio (in percent)		(5.00%)
Combination of lanifibranor
Collaborative Arrangements
Number of patients in main cohort		63
Daily dose of lanifibranor in trial | g		0.800
Daily dose of empagliflozin in trial | g		0.010
Percentage reduction in results on treatments		1.59%
Reduction in hepatic steatosis (in percent)		(38.00%)
Percentage of patients treated in trial		67.00%
Significant relative reduction in VAT/SAT ratio (in percent)		(17.00%)
Treatment period under study		168 days
Phase II Clinical Trial Evaluating Placebo In Patients With MASH/NASH And T2D
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy		0.00%
Percentage of increase observed in the placebo arm		0.26%
Reduction in hepatic steatosis (in percent)		0.00%
Significant relative reduction in VAT/SAT ratio (in percent)		11.00%
Number of patients randomized | item	900
Phase II Clinical Trial Evaluating Placebo In Patients With MASH/NASH And T2D | Minimum
Collaborative Arrangements
Number of patients to be treated for 48 weeks | item	360
Number of patients to be treated for 72 weeks | item	80
NATiV3 Phase III clinical trial | Maximum
Collaborative Arrangements
Treatment period under study	504 days
NATiV3 Phase III clinical trial | Minimum
Collaborative Arrangements
Treatment period under study	336 days